Stock Option Plans - Schedule of Recognized Stock Based Compensation Expense (Details) - Stock Option Plans [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
In lieu of accrued salaries, shares				3,796,385
In lieu of accrued salaries				$ 227,784
In lieu of accrued fees for outside services, shares				1,107,417
In lieu of accrued fees for outside services				$ 66,445
Employee compensation , shares	91,667
Employee compensation	$ 60,125
Compensation for outside services, shares	41,667	25,000	50,000	50,000
Compensation for outside services	$ 9,375	$ 1,750	$ 3,500	$ 3,500
Employee compensation (unvested), shares			2,000,000
Employee compensation (unvested)			$ 33,271
Director compensation, shares		78,125	161,458	1,152,778
Director compensation		$ 12,500	$ 25,000	$ 79,167
Stock based compensation expense, shares	133,334	103,125	2,211,458	6,106,580
Stock based compensation expense	$ 69,500	$ 14,250	$ 61,771	$ 376,896